ACCRUED EXPENSES (Details Narrative) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities [Abstract]
Accrued expenses	$ 285,884	$ 261,954	$ 133,988